MORGAN STANLEY INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001

DEAR SHAREHOLDER:

The U.S. economy lost much of its upward momentum during the 12-month period ended September 30, 2001. The slowdown was initially due to an inventory correction, especially in the telecommunications and technology sectors. Consequently, manufacturing was especially weak. Consumer spending also slowed as consumer confidence softened. As the extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of easing moves. The Fed reduced the federal funds rate by a total of 350-basis-points during the period, bringing it to 3.00 percent. (Subsequent to the end of the period, the Fed made two more 50-basis-point cuts.)

Although the economy began to show some improvement toward the end of the period, the attacks of September 11 and subsequent events reversed the trend. Unfortunately, the domestic situation is unprecedented, making it impossible to forecast the degree of an additional slowdown or the timing of an eventual recovery. However, between the Fed's monetary stimulus and the combination of fiscal tax relief and upcoming spending increases, there is scope for optimism that the economy will improve.

PERFORMANCE

For the 12-month period ended September 30, 2001, Morgan Stanley Income Builder Fund's Class B shares posted a total return of -1.83 percent, versus -26.61 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares posted total returns of -1.06 percent, -1.84 percent and -0.80 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund's strong outperformance of its benchmark can be attributed to its value-oriented style of stock selection, which limited its exposure to technology stocks. Because the Fund's primary objective is to seek reasonable income, these stocks are typically not included in the portfolio.

PORTFOLIO STRATEGY

On September 30, 2001, the Fund's large-cap stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the purchase of Burlington Resources, Pitney Bowes, Sprint, and United Technologies. The Fund eliminated its positions in AT&T, Ryder, and Supervalue.

During the period, consumer cyclicals, real estate investment trusts and communication services were positive contributors to performance, while the portfolio's exposure to utilities and health care had a negative effect.

MORGAN STANLEY INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001 CONTINUED

The convertible portion of the Fund provided downside protection during the market sell-off, owing to its focus on high current income and reasonably priced underlying equities. In addition, a proliferation of high-credit-quality issues helped convertibles outperform the broader equity markets during the period.

LOOKING AHEAD

Despite the potential for continued economic weakness during the remainder of 2001, we believe that an economic recovery will materialize in 2002. The uncertainty that lies ahead in the markets leads us to believe that relative caution will be the prevailing theme in stock investments. Therefore, we are comfortable in our discipline of owning dividend-paying stocks.

We appreciate your ongoing support of Morgan Stanley Income Builder Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
---------------------------              ---------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY INCOME BUILDER FUND
FUND PERFORMANCE o SEPTEMBER 30, 2001

GROWTH OF $10,000 - CLASS B
[GRAPHIC OMITTED]

DATE                                TOTAL                   S&P 500
--------------------------------------------------------------------------------
  June 26, 1996                    $10,000                  $10,000
  June 30, 1996                    $10,040                  $10,095
September 30, 1996                 $10,310                  $10,407
 December 31, 1996                 $11,043                  $11,273
  March 31, 1997                   $11,123                  $11,576
  June 30, 1997                    $12,183                  $13,596
September 30, 1997                 $13,386                  $14,614
 December 31, 1997                 $13,690                  $15,034
  March 31, 1998                   $14,531                  $17,132
  June 30, 1998                    $14,298                  $17,698
September 30, 1998                 $12,678                  $15,937
 December 31, 1998                 $13,927                  $19,330
  March 31, 1999                   $13,693                  $20,293
  June 30, 1999                    $14,983                  $21,724
September 30, 1999                 $13,858                  $20,367
 December 31, 1999                 $14,166                  $23,397
  March 31, 2000                   $13,917                  $23,934
  June 30, 2000                    $13,823                  $23,298
September 30, 2000                 $14,135                  $23,070
 December 31, 2000                 $14,577                  $21,265
  March 31, 2001                   $14,608                  $18,745
  June 30, 2001                    $15,011                  $19,842
September 30, 2001                 $13,779(3)               $16,929
--------------------------------------------------------------------------------


             --------------------------------------------------
                    -- Fund                -- S&P 500 (4)
             --------------------------------------------------

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                    AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                          CLASS A SHARES*
-------------------------------------------------------------------
PERIOD ENDED 9/30/01
---------------------------
1 Year                       (1.06)%(1)         (6.26)%(2)
Since Inception (7/28/97)     2.98 %(1)          1.66 %(2)

                         CLASS B SHARES**
-------------------------------------------------------------------
PERIOD ENDED 9/30/01
---------------------------
1 Year                       (1.83)%(1)         (6.53)%(2)
5 Years                       6.12 %(1)          5.82 %(2)
Since Inception (6/26/96)     6.42 %(1)          6.28 %(2)

                         CLASS C SHARES+
-------------------------------------------------------------------
PERIOD ENDED 9/30/01
---------------------------
1 Year                       (1.84)%(1)         (2.78)%(2)
Since Inception (7/28/97)     2.23 %(1)          2.23 %(2)

               CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 9/30/01
---------------------------
1 Year                       (0.80)%(1)
Since Inception (7/28/97)     3.26 %(1)

------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 1% contingent deferred sales charge
     (CDSC), assuming a complete redemption on September 30, 2001.
 (4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001


 NUMBER OF
  SHARES                                                       VALUE
----------                                                ---------------
             Common Stocks (53.5%)
             Aerospace & Defense (0.5%)
  75,000     Rockwell Collins .........................    $  1,065,000
                                                           ------------
             Auto Parts: O.E.M. (2.1%)
 200,000     Delphi Automotive Systems Corp. ..........       2,350,000
  30,000     Johnson Controls, Inc. ...................       1,957,200
                                                           ------------
                                                             4,307,200
                                                           ------------
             Beverages: Alcoholic (1.3%)
  65,000     Anheuser-Busch Companies, Inc. ...........       2,722,200
                                                           ------------
             Casino/Gaming (0.0%)
   4,685     Fitzgerald Gaming Corp. ..................               5
                                                           ------------
             Chemicals: Major Diversified (0.6%)
  40,000     Dow Chemical Co. (The) ...................       1,310,400
                                                           ------------
             Department Stores (1.1%)
  65,000     Sears, Roebuck & Co. .....................       2,251,600
                                                           ------------
             Electric Utilities (4.3%)
  40,000     Dominion Resources, Inc. .................       2,374,000
  50,000     FPL Group, Inc. ..........................       2,677,500
  55,000     Reliant Energy, Inc. .....................       1,447,600
  95,000     TECO Energy, Inc. ........................       2,574,500
                                                           ------------
                                                              9,073,600
                                                           ------------
             Electrical Products (1.1%)
  50,000     Emerson Electric Co. .....................       2,353,000
                                                           ------------
             Electronic Equipment/Instruments (0.5%)
  75,000     Rockwell International Corp. .............       1,101,000
                                                           ------------
             Electronics/Appliances (0.5%)
  20,000     Whirlpool Corp. ..........................       1,107,000
                                                           ------------
             Finance/Rental/Leasing (1.3%)
  35,000     Fannie Mae ...............................       2,802,100
                                                           ------------
             Financial Conglomerates (1.2%)
  75,000     J.P. Morgan Chase & Co. ..................       2,561,250
                                                           ------------
             Food: Major Diversified (1.3%)
 130,000     Sara Lee Corp. ...........................       2,769,000
                                                           ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 NUMBER OF
  SHARES                                                                    VALUE
----------                                                             ---------------
             Food: Meat/Fish/Dairy (1.3%)
 120,000     ConAgra Foods Inc. ....................................    $  2,694,000
                                                                        ------------
             Household/Personal Care (1.0%)
  64,164     Estee Lauder Companies, Inc. (The) (Class A) ..........       2,127,037
                                                                        ------------
             Industrial Conglomerates (2.9%)
  95,000     Honeywell International, Inc. .........................       2,508,000
  35,748     Ingersoll-Rand Co. ....................................       1,208,282
  50,000     United Technologies Corp. .............................       2,325,000
                                                                        ------------
                                                                           6,041,282
                                                                        ------------
             Industrial Specialties (0.5%)
  25,000     PPG Industries, Inc. ..................................       1,143,750
                                                                        ------------
             Life/Health Insurance (1.2%)
  55,000     Lincoln National Corp. ................................       2,564,650
                                                                        ------------
             Major Banks (3.9%)
  45,000     Bank of America Corp. .................................       2,628,000
  82,000     FleetBoston Financial Corp. ...........................       3,013,500
  80,525     WestPac Banking Corp. Ltd. (ADR) (Australia) ..........       2,625,115
                                                                        ------------
                                                                           8,266,615
                                                                        ------------
             Major Telecommunications (2.8%)
 120,000     Sprint Corp. (FON Group) ..............................       2,881,200
  55,000     Verizon Communications Inc. ...........................       2,976,050
                                                                        ------------
                                                                           5,857,250
                                                                        ------------
             Motor Vehicles (1.2%)
 150,000     Ford Motor Co. ........................................       2,602,500
                                                                        ------------
             Office Equipment/Supplies (1.2%)
  65,000     Pitney Bowes, Inc. ....................................       2,483,000
                                                                        ------------
             Oil & Gas Production (2.3%)
  70,000     Burlington Resources, Inc. ............................       2,394,700
  45,000     Kerr-McGee Corp. ......................................       2,335,950
                                                                        ------------
                                                                           4,730,650
                                                                        ------------
             Oil Refining/Marketing (3.6%)
  65,000     Ashland, Inc. .........................................       2,505,750
 200,000     Tesoro Petroleum Corp. ................................       2,380,000
  55,000     Ultramar Diamond Shamrock Corp. .......................       2,636,700
                                                                        ------------
                                                                           7,522,450
                                                                        ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                          ---------------
             Pharmaceuticals: Major (3.1%)
  50,000     Merck & Co., Inc. ..................................................    $  3,330,000
  85,000     Schering-Plough Corp. ..............................................       3,153,500
                                                                                     ------------
                                                                                        6,483,500
                                                                                     ------------
             Real Estate Investment Trusts (9.8%)
  40,000     Alexandria Real Estate Equities, Inc. ..............................       1,578,000
  60,000     Archstone Communities Trust ........................................       1,566,000
  35,000     Avalonbay Communities, Inc. ........................................       1,671,250
  40,000     Boston Properties, Inc. ............................................       1,525,200
  65,000     Duke Realty Corp. ..................................................       1,539,850
  55,000     Equity Office Properties Trust .....................................       1,760,000
  30,000     Equity Residential Properties Trust ................................       1,752,000
  20,000     General Growth Properties, Inc. ....................................         695,400
  50,000     Healthcare Realty Trust, Inc. ......................................       1,275,000
  55,000     Mack-Cali Realty Corp. .............................................       1,705,000
  65,000     Reckson Associates Realty Corp. ....................................       1,569,750
  30,000     Rouse Co. (The) ....................................................         725,100
  55,000     Simon Property Group, Inc. .........................................       1,480,050
  40,000     Vornado Realty Trust ...............................................       1,588,000
                                                                                     ------------
                                                                                       20,430,600
                                                                                     ------------
             Savings Banks (1.3%)
  70,000     Washington Mutual, Inc. ............................................       2,693,600
                                                                                     ------------
             Tobacco (1.4%)
  60,000     Philip Morris Companies, Inc. ......................................       2,897,400
                                                                                     ------------
             Total Common Stocks

             (Cost $112,065,129).................................................     111,961,639
                                                                                     ------------
             Convertible Preferred Stocks (10.1%)
             Auto Parts: O.E.M. (0.0%)
  94,000     BTI Capital Trust - 144A* $3.25 ....................................          11,750
                                                                                     ------------
             Containers/Packaging (1.3%)
  68,900     Sealed Air Corp. (Series A) $2.00...................................       2,721,550
                                                                                     ------------
             Electric Utilities (1.5%)
 117,000     Duke Energy Corp. $17.02............................................       3,077,100
                                                                                     ------------
             Major Banks (2.0%)
 155,100     National Australia Bank, Ltd. $1.97 (Australia) (Units)|P^..........       4,176,843
                                                                                     ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 NUMBER OF
  SHARES                                                                                     VALUE
----------                                                                              ---------------
             Pulp & Paper (0.9%)
  55,200     Georgia-Pacific Corp. $6.17..............................................    $  1,835,400
                                                                                          ------------
             Railroads (0.8%)
  37,200     Union Pacific Capital Trust $3.13........................................       1,674,000
                                                                                          ------------
             Real Estate Investment Trusts (0.9%)
  55,000     SL Green Realty Corp. $2.00..............................................       1,781,450
                                                                                          ------------
             Regional Banks (2.4%)
 126,500     CNB Capital Trust I $1.50................................................       4,948,680
                                                                                          ------------
             Tools/Hardware (0.4%)
 109,700     Metromedia International Group, Inc. $3.63...............................         905,025
                                                                                          ------------
             Total Convertible Preferred Stocks

             (Cost $27,765,415).......................................................      21,131,798
                                                                                          ------------

 PRINCIPAL
 AMOUNT IN                                                           COUPON     MATURITY
 THOUSANDS                                                            RATE        DATE
-----------                                                       ------------ ----------
            Convertible Bonds (16.7%)
            Auto Parts: O.E.M. (0.3%)
  $   300   Magna International, Inc. (Canada) - 144A* ..........  4.875%      02/15/05        299,250
      300   Tower Automotive, Inc. - 144A* ......................  5.00        08/01/04        235,500
                                                                                          ------------
                                                                                               534,750
                                                                                          ------------
            Broadcasting (0.7%)
    1,400   Clear Channel Communications, Inc. ..................  2.625       04/01/03      1,400,000
                                                                                          ------------
            Cable/Satellite TV (1.8%)
    3,500   Adelphia Communications Corp. .......................  6.00        02/15/06      2,454,375
    1,750   EchoStar Communications Corp. .......................  4.875       01/01/07      1,404,375
                                                                                          ------------
                                                                                             3,858,750
                                                                                          ------------
            Contract Drilling (1.4%)
    6,000   Diamond Offshore Drilling Inc. ......................  0.00        06/06/20      2,932,500
                                                                                          ------------
            Electronic Components (0.5%)
    1,925   Solectron Corp. - 144A* .............................  0.00        01/27/19        955,281
                                                                                          ------------
            Electronic Equipment/Instruments (0.3%)
    1,000   SCI Systems, Inc. ...................................  3.00        03/15/07        731,250
                                                                                          ------------
            Electronic Production Equipment (0.8%)
    1,690   Photronics Inc. .....................................  6.00        06/01/04      1,580,150
                                                                                          ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                            COUPON       MATURITY
 THOUSANDS                                                                             RATE          DATE           VALUE
-----------                                                                        ------------   ----------   --------------
            Hospital/Nursing Management (0.0%)
   $  105   Sunrise Assisted Living, Inc. - 144A* ................................  5.50 %         06/15/02     $    104,606
                                                                                                                ------------
            Industrial Machinery (1.0%)
    2,300   Thermo Fibertek, Inc. - 144A* ........................................  4.50           07/15/04        2,113,125
                                                                                                                ------------
            Information Technology Services (1.2%)
    4,250   Aether Systems, Inc. .................................................  6.00           03/22/05        2,507,500
                                                                                                                ------------
            Major Telecommunications (3.5%)
    3,700   Bell Atlantic Financial Service - 144A* (exchangeable into Telecom
            Corporation of New Zealand common stock) .............................  5.75           04/01/03        3,709,250
    3,700   Bell Atlantic Financial Service - 144A* (exchangeable into Cable &
            Wireless Communications common stock) ................................  4.25           09/15/05        3,723,125
                                                                                                                ------------
                                                                                                                   7,432,375
                                                                                                                ------------
            Medical/Nursing Services (0.0%)
      580   Alternative Living Services, Inc. ....................................  5.25           12/15/02           54,520
                                                                                                                ------------
            Metal Fabrications (0.0%)
       95   Hexcel Corp. .........................................................  7.00           08/01/03           77,425
                                                                                                                ------------
            Movies/Entertainment (0.1%)
      255   Speedway Motorsports, Inc. ...........................................  5.75           09/30/03          224,719
                                                                                                                ------------
            Packaged Software (1.4%)
      350   Arbor Software Corp. .................................................  4.50           03/15/05          284,812
    3,375   Mercury Interactive Corp. ............................................  4.75           07/01/07        2,269,687
    1,005   Network Associates, Inc. .............................................  0.00           02/13/18          442,200
                                                                                                                ------------
                                                                                                                   2,996,699
                                                                                                                ------------
            Property - Casualty Insurers (0.7%)
      640   Berkshire Hathaway, Inc. .............................................  1.00           12/02/01        1,558,400
                                                                                                                ------------
            Services to the Health Industry (1.2%)
    2,500   Healthsouth Corp .....................................................  3.25           04/01/03        2,362,500
      150   Quadramed Corp. ......................................................  5.25           05/01/05          103,688
       50   Quadramed Corp. - 144A* ..............................................  5.25           05/01/05           34,563
                                                                                                                ------------
                                                                                                                   2,500,751
                                                                                                                ------------
            Specialty Telecommunications (0.0%)
      750   SA Telecommunications, Inc. - 144A* (a) .............................. 10.00           08/15/06           22,500
                                                                                                                ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                         COUPON       MATURITY
 THOUSANDS                                                          RATE          DATE           VALUE
-----------                                                     ------------   ----------   --------------
            Telecommunication Equipment (1.6%)
 $  4,400   RF Micro Devices, Inc. ............................   3.75 %        08/15/05     $  3,344,000
                                                                                             ------------
            Total Convertible Bonds
            (Cost $38,175,144).................................                                34,929,301
                                                                                             ------------
            Corporate Bonds (18.3%)
            Advertising/Marketing Services (0.6%)
      145   Lamar Media Corp. .................................   9.25          08/15/07          147,900
    1,000   Outdoor Systems, Inc. .............................   8.875         06/15/07        1,050,000
                                                                                             ------------
                                                                                                1,197,900
                                                                                             ------------
            Aerospace & Defense (0.0%)
      140   BE Aerospace, Inc. (Series B) .....................   8.00          03/01/08           91,000
                                                                                             ------------
            Alternative Power Generation (0.0%)
       50   CalEnergy Co., Inc. ...............................   7.63          10/15/07           53,376
                                                                                             ------------
            Aluminum (0.0%)
      100   Golden Northwest Aluminum .........................  12.00          12/15/06           44,500
                                                                                             ------------
            Auto Parts: O.E.M. (0.0%)
      175   Hayes Lemmerz International, Inc. (Series B) ......   8.25          12/15/08           26,250
      100   Hayes Wheels International, Inc. (Series B) .......   9.125         07/15/07           15,000
                                                                                             ------------
                                                                                                   41,250
                                                                                             ------------
            Beverages: Non-Alcoholic (0.2%)
      165   Cott Corp. (Canada) ...............................   9.375         07/01/05          165,825
      350   Packaged Ice Inc. (Series B) ......................   9.75          02/01/05          252,000
                                                                                             ------------
                                                                                                  417,825
                                                                                             ------------
            Broadcasting (0.2%)
      150   Emmis Communications Corp. (Series B) .............   8.125         03/15/09          134,250
      200   STC Broadcasting, Inc. ............................  11.00          03/15/07          184,000
                                                                                             ------------
                                                                                                  318,250
                                                                                             ------------
            Cable/Satellite TV (1.1%)
      125   CSC Holdings, Inc. ................................   7.625         07/15/18          112,118
      175   Echostar DBS Corp. ................................   9.375         02/01/09          171,062
    2,000   Tele-Communications, Inc. .........................   9.25          04/15/02        2,057,318
                                                                                             ------------
                                                                                                2,340,498
                                                                                             ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                               COUPON         MATURITY
 THOUSANDS                                                                RATE            DATE           VALUE
-----------                                                          ---------------   ----------   --------------
            Casino/Gaming (0.1%)
   $  200   Boyd Gaming Corp. ......................................        9.25 %      10/01/03     $    196,000
                                                                                                     ------------
            Chemicals: Agricultural (0.0%)
      100   Scotts Company (The) ...................................        8.625       01/15/09           99,000
                                                                                                     ------------
            Chemicals: Specialty (0.9%)
    6,960   Huntsman Polymers Corp. ................................       11.75        12/01/04        1,740,000
      175   Texas Petrochemicals Corp. .............................       11.125       07/01/06          134,750
                                                                                                     ------------
                                                                                                        1,874,750
                                                                                                     ------------
            Coal (0.1%)
      129   P&L Coal Holdings Corp. (Series B) .....................        8.875       05/15/08          132,870
                                                                                                     ------------
            Commercial Printing/Forms (0.1%)
      250   Von Hoffman Press, Inc. - 144A* ........................       10.875       05/15/07          232,500
                                                                                                     ------------
            Containers/Packaging (0.2%)
      225   Ball Corp. .............................................        7.75        08/01/06          225,000
      125   Ball Corp. .............................................        8.25        08/01/08          125,000
      100   Consumers Packaging, Inc. (a) ..........................        9.75        02/01/07            2,000
      125   Paperboard Industrial International Inc. ...............        8.375       09/15/07          112,500
                                                                                                     ------------
                                                                                                          464,500
                                                                                                     ------------
            Electric Utilities (0.2%)
      100   CMS Energy Corp. .......................................        7.50        01/15/09           94,559
      113   Niagara Mohawk Power (Series F) ........................        7.625       10/01/05          121,810
      175   Niagara Mohawk Power (Series G) ........................        7.75        10/01/08          187,371
      125   Niagara Mohawk Power (Series H) ........................        8.50++      07/01/10          117,238
                                                                                                     ------------
                                                                                                          520,978
                                                                                                     ------------
            Electrical Products (0.1%)
      335   Communications & Power Industries, Inc. (Series B) .....       12.00        08/01/05          147,400
                                                                                                     ------------
            Engineering & Construction (0.1%)
      225   Mastec Inc. (Series B) .................................        7.75        02/01/08          182,250
                                                                                                     ------------
            Finance/Rental/Leasing (0.0%)
       25   Anthony Crane Rentals ..................................       10.375       08/01/08           12,500
                                                                                                     ------------
            Financial Conglomerates (0.0%)
       75   GS Escrow Corp. ........................................        7.125       08/01/05           76,354
                                                                                                     ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                    COUPON        MATURITY
 THOUSANDS                                                     RATE           DATE           VALUE
-----------                                                -------------   ----------   --------------
            Food Distributors (1.0%)
   $  100   Di Giorgio Corp. ............................. 10.00 %          06/15/07     $     97,000
    2,000   Fleming Companies, Inc. (Series B) ........... 10.625           07/31/07        1,980,000
                                                                                         ------------
                                                                                            2,077,000
                                                                                         ------------
            Food: Specialty/Candy (0.0%)
      100   Mrs. Fields Original (Series B) .............. 10.125           12/01/04           89,000
                                                                                         ------------
            Home Building (0.2%)
       75   D.R. Horton Inc. .............................  8.00            02/01/09           69,750
       50   Standard Pacific Corp. (Series A) ............  8.00            02/15/08           46,500
      290   Williams Scotsman, Inc. ......................  9.875           06/01/07          261,000
                                                                                         ------------
                                                                                              377,250
                                                                                         ------------
            Home Furnishings (1.1%)
    4,675   Dan River, Inc. .............................. 10.125           12/15/03        2,244,000
                                                                                         ------------
            Hotels/Resorts/Cruiselines (0.2%)
      400   ITT Corp. (New) ..............................  7.375           11/15/15          326,265
                                                                                         ------------
            Major Telecommunications (1.6%)
    3,250   Sprint Spectrum L.P. ......................... 11.00            08/15/06        3,429,309
                                                                                         ------------
            Media Conglomerates (1.0%)
    2,000   Time Warner Entertainment Co. ................  9.625           05/01/02        2,066,098
                                                                                         ------------
            Medical/Nursing Services (0.1%)
      225   Prime Medical Services Inc. ..................  8.75            04/01/08          201,375
                                                                                         ------------
            Metal Fabrications (0.1%)
      200   International Wire Group (Series B) .......... 11.75            06/01/05          180,000
      100   Neenah Corp. (Series F) ...................... 11.125           05/01/07           59,000
                                                                                         ------------
                                                                                              239,000
                                                                                         ------------
            Miscellaneous Commercial Services (0.0%)
       75   Pierce Leahy Command Co. .....................  8.125           05/15/08           74,250
                                                                                         ------------
            Miscellaneous Manufacturing (0.1%)
      200   Ametek Inc. ..................................  7.20            07/15/08          197,263
      155   Insilco Corp. (Series B) ..................... 12.00            08/15/07           23,250
                                                                                         ------------
                                                                                              220,513
                                                                                         ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

 PRINCIPAL

 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE           VALUE
-----------                                                     -------------   ----------   --------------
            Oil & Gas Production (1.6%)
 $  3,000   KCS Energy, Inc. .................................. 11.00 %          01/15/03     $  3,022,500
      275   Magnum Hunter Resources, Inc. ..................... 10.00            06/01/07          255,750
                                                                                              ------------
                                                                                                 3,278,250
                                                                                              ------------
            Other Consumer Services (0.0%)
      100   Protection One Alarm Monitoring, Inc. .............  7.375           08/15/05           76,000
                                                                                              ------------
            Other Consumer Specialties (0.0%)
       95   Boyds Collection Ltd. .............................  9.00            05/15/08           95,237
                                                                                              ------------
            Other Metals/Minerals (5.1%)
   10,500   Cyprus Amax Minerals Co. .......................... 10.125           04/01/02       10,727,052
                                                                                              ------------
            Publishing: Books/Magazines (0.0%)
       50   Primedia, Inc. ....................................  7.625           04/01/08           37,500
                                                                                              ------------
            Publishing: Newspapers (0.6%)
      275   Garden State Newspapers (Series B) ................  8.75            10/01/09          235,125
    1,000   Hollinger International Publishing, Inc. ..........  9.25            02/01/06          931,250
                                                                                              ------------
                                                                                                 1,166,375
                                                                                              ------------
            Pulp & Paper (0.1%)
      125   Specialty Paperboard, Inc. (Series B) .............  9.375           10/15/06          111,250
                                                                                              ------------
            Real Estate Development (0.1%)
      300   Forest City Enterprises, Inc. .....................  8.50            03/15/08          270,000
                                                                                              ------------
            Regional Banks (0.0%)
      100   American Business Information, Inc. ...............  9.50            06/15/08           86,000
                                                                                              ------------
            Savings Banks (0.1%)
       50   Chevy Chase Savings Bank, F.S.B. ..................  9.25            12/01/05           50,000
      100   Chevy Chase Savings Bank, F.S.B. ..................  9.25            12/01/08          100,000
                                                                                              ------------
                                                                                                   150,000
                                                                                              ------------
            Specialty Stores (0.1%)
      175   Zale Corp. (Series B) .............................  8.50            10/01/07          163,625
                                                                                              ------------
            Trucks/Construction/Farm Machinery (1.1%)
    2,300   Navistar International ............................  9.375           06/01/06        2,219,500
                                                                                              ------------
            Wholesale Distributors (0.1%)
      300   Home Interiors & Gifts Inc. ....................... 10.125           06/01/08          183,000
                                                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
-----------                                                                               ----------------
              Total Corporate Bonds

              (Cost $49,786,452).....................................................       $ 38,351,550
                                                                                            ------------
              Short-Term Investment (3.6%)
              Repurchase Agreement
              Joint repurchase agreement account 3.255% due 10/01/01
  $ 7,597      (dated 09/28/01; proceeds $7,599,061)(b) (Cost $7,597,000) ...........          7,597,000
                                                                                            ------------
              Total Investments

              (Cost $235,389,140) (c)..................................     102.2 %          213,971,288
              Liabilities in Excess of Other Assets ...................      (2.2)            (4,544,816)
                                                                            -----            ------------
              Net Assets ..............................................     100.0 %         $209,426,472
                                                                            =====           ============

------------
ADR      American Depository Receipt.
*        Resale is restricted to qualified institutional investors.
# Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
++ Currently a zero coupon bond that will pay interest at a future specified date.
(a)      Non-income producing security; bond in default.
(b)      Collateralized by federal agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,072,583 and the aggregate gross unrealized depreciation is $36,490,435, resulting in net unrealized depreciation of $21,417,852.

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001



Assets:
Investments in securities, at value
 (cost $235,389,140) ..............................................    $ 213,971,288
Receivable for:
  Interest ........................................................        2,042,304
  Dividends .......................................................          533,394
  Investments sold ................................................          399,262
  Shares of beneficial interest sold ..............................          138,451
Prepaid expenses and other assets .................................           41,758
                                                                       -------------
  Total Assets ....................................................      217,126,457
                                                                       -------------
Liabilities:
Payable for:
  Investments purchased ...........................................        5,994,875
  Shares of beneficial interest repurchased .......................          735,660
  Distribution fee ................................................          176,123
  Investment management fee .......................................          133,282
Payable to bank ...................................................          595,325
Accrued expenses and other payables ...............................           64,720
                                                                       -------------
  Total Liabilities ...............................................        7,699,985
                                                                       -------------
  Net Assets ......................................................    $ 209,426,472
                                                                       =============
Composition of Net Assets:
Paid-in-capital ...................................................    $ 249,547,607
Net unrealized depreciation .......................................      (21,417,852)
Accumulated undistributed net investment income ...................        1,685,737
Accumulated net realized loss .....................................      (20,389,020)
                                                                       -------------
  Net Assets ......................................................    $ 209,426,472
                                                                       =============
Class A Shares:
Net Assets ........................................................    $   1,791,194
Shares Outstanding (unlimited authorized, $.01 par value) .........          183,854
  Net Asset Value Per Share .......................................            $9.74
                                                                               =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................           $10.28
                                                                              ======
Class B Shares:
Net Assets ........................................................     $186,993,474
Shares Outstanding (unlimited authorized, $.01 par value) .........       19,189,214
  Net Asset Value Per Share .......................................            $9.74
                                                                               =====
Class C Shares:
Net Assets ........................................................      $20,505,338
Shares Outstanding (unlimited authorized, $.01 par value) .........        2,108,773
  Net Asset Value Per Share .......................................            $9.72
                                                                               =====
Class D Shares:
Net Assets ........................................................         $136,466
Shares Outstanding (unlimited authorized, $.01 par value) .........           14,011
  Net Asset Value Per Share .......................................            $9.74
                                                                               =====

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
For the year ended September 30, 2001



Net Investment Income:
Income

Interest ......................................    $   7,527,105
Dividends .....................................        6,193,600
                                                   -------------
  Total Income ................................       13,720,705
                                                   -------------
Expenses

Distribution fee (Class A shares) .............            5,599
Distribution fee (Class B shares) .............        2,113,107
Distribution fee (Class C shares) .............          228,929
Investment management fee .....................        1,780,938
Transfer agent fees and expenses ..............          261,235
Shareholder reports and notices ...............           56,096
Professional fees .............................           45,775
Registration fees .............................           40,640
Organizational expenses .......................           24,048
Custodian fees ................................           21,169
Trustees' fees and expenses ...................            8,650
Other .........................................           16,993
                                                   -------------
  Total Expenses ..............................        4,603,179
                                                   -------------
  Net Investment Income .......................        9,117,526
                                                   -------------
Net Realized and Unrealized Loss:
Net realized loss .............................         (838,930)
Net change in unrealized depreciation .........      (11,456,717)
                                                   -------------
  Net Loss ....................................      (12,295,647)
                                                   -------------
Net Decrease ..................................    $  (3,178,121)
                                                   =============

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                                                FOR THE YEAR           FOR THE YEAR
                                                                                    ENDED                 ENDED
                                                                             SEPTEMBER 30, 2001     SEPTEMBER 30, 2000
                                                                            --------------------   -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...................................................      $   9,117,526         $   13,319,004
Net realized loss .......................................................           (838,930)           (18,829,120)
Net change in unrealized depreciation ...................................        (11,456,717)            10,092,703
                                                                               -------------         --------------
  Net Increase (Decrease) ...............................................         (3,178,121)             4,582,587
                                                                               -------------         --------------
Dividends and Distributions to Shareholders From:
Net investment income
  Class A shares ........................................................           (124,207)              (259,840)
  Class B shares ........................................................         (8,682,453)           (11,009,664)
  Class C shares ........................................................           (963,279)            (1,295,836)
  Class D shares ........................................................             (6,734)               (66,785)
Net realized gain

  Class A shares ........................................................                 --               (425,264)
  Class B shares ........................................................                 --            (11,062,251)
  Class C shares ........................................................                 --             (1,329,137)
  Class D shares ........................................................                 --                (25,446)
                                                                               -------------         --------------
  Total Dividends and Distributions .....................................         (9,776,673)           (25,474,223)
                                                                               -------------         --------------
Net decrease from transactions in shares of beneficial interest .........        (30,210,364)          (128,727,015)
                                                                               -------------         --------------
  Net Decrease ..........................................................        (43,165,158)          (149,618,651)

Net Assets:
Beginning of period .....................................................        252,591,630            402,210,281
                                                                               -------------         --------------
End of Period

(Including accumulated undistributed net investment income of
$1,685,737 and $3,007,106, respectively) ................................      $ 209,426,472         $  252,591,630
                                                                               =============         ==============

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Income Builder Fund (the "Fund"), formerly Morgan Stanley Dean Witter Income Builder Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed. Such expenses were deferred and fully amortized as of June 26, 2001.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $16,906,000 at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.98%, respectively.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

The Distributor has informed the Fund that for the year ended September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $510,900 and $150, respectively and received approximately $10,700 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $67,265,591 and $94,724,524, respectively.

At September 30, 2001, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $399,262.

For the year ended September 30, 2001, the Fund incurred $60,470 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2001, the Fund incurred $5,056 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                       FOR THE YEAR
                                                            ENDED                             ENDED
                                                     SEPTEMBER 30, 2001                 SEPTEMBER 30, 2000
                                              --------------------------------- ----------------------------------
                                                   SHARES           AMOUNT            SHARES           AMOUNT
                                              --------------- -----------------  --------------- ------------------
CLASS A SHARES
Sold ........................................       585,183     $   6,504,057          165,350     $    1,746,960
Reinvestment of dividends and distributions .        10,240           103,612           49,956            516,422
Redeemed ....................................      (688,726)       (7,512,245)      (1,080,681)       (11,152,505)
                                                   --------     -------------       ----------     --------------
Net decrease - Class A ......................       (93,303)         (904,576)        (865,375)        (8,889,123)
                                                   --------     -------------       ----------     --------------
CLASS B SHARES
Sold ........................................     2,861,199        30,465,383        2,079,343         21,898,681
Reinvestment of dividends and distributions .       646,763         6,549,408        1,715,995         17,730,597
Redeemed ....................................    (5,873,029)      (61,943,596)     (13,931,822)      (146,329,936)
                                                 ----------     -------------      -----------     --------------
Net decrease - Class B ......................    (2,365,067)      (24,928,805)     (10,136,484)      (106,700,658)
                                                 ----------     -------------      -----------     --------------
CLASS C SHARES
Sold ........................................       151,680         1,626,587           86,384            904,529
Reinvestment of dividends and distributions .        74,597           754,297          216,767          2,235,520
Redeemed ....................................      (592,442)       (6,190,154)      (1,556,094)       (16,250,626)
                                                 ----------     -------------      -----------     --------------
Net decrease - Class C ......................      (366,165)       (3,809,270)      (1,252,943)       (13,110,577)
                                                 ----------     -------------      -----------     --------------
CLASS D SHARES
Sold ........................................        27,342           292,145          214,024          2,220,160
Reinvestment of dividends and distributions .           335             3,337            2,726             28,226
Redeemed ....................................       (82,446)         (863,195)        (215,266)        (2,275,043)
                                                 ----------     -------------      -----------     --------------
Net increase (decrease) - Class D ...........       (54,769)         (567,713)           1,484            (26,657)
                                                 ----------     -------------      -----------     --------------
Net decrease in Fund ........................    (2,879,304)    $ (30,210,364)     (12,253,318)    $ (128,727,015)
                                                 ==========     =============      ===========     ==============

6. FEDERAL INCOME TAX STATUS

At September 30, 2001, the Fund had a net capital loss carryover of approximately $15,568,000 of which $4,464,000 will be available through September 30, 2008 and $11,104,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,492,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

attributable to tax adjustments on real estate investment trusts sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $662,222, paid-in-capital was charged $32,581 and accumulated net realized loss was credited $694,803.

7. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of September 30, 2001.

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR ENDED SEPTEMBER 30,                   JULY 28, 1997*
                                                 ---------------------------------------------------------------        THROUGH
                                                      2001            2000             1999            1998       SEPTEMBER 30, 1997
                                                 -------------- ---------------- ---------------- -------------- -------------------
Class A Shares#
Selected Per Share Data:
Net asset value, beginning of period ...........   $10.36             $10.98           $11.18      $12.81               $12.20
                                                   ------             ------           ------       ------              ------
Income (loss) from investment operations:

 Net investment income .........................    0.49                0.53             0.58        0.59                 0.12
 Net realized and unrealized gain (loss) .......   (0.59)              (0.26)            0.54       (1.12)                0.61
                                                    ----                ----             ----        ----                 ----
Total income (loss) from investment operations .   (0.10)               0.27             1.12       (0.53)                0.73
                                                    ----                ----             ----        ----                 ----
Less dividends and distributions from:

 Net investment income .........................   (0.52)              (0.51)           (0.62)      (0.51)               (0.12)
 Net realized gain .............................      --               (0.38)           (0.70)      (0.59)                  --
                                                    ----                ----             ----        ----                 ----
Total dividends and distributions ..............   (0.52)              (0.89)           (1.32)      (1.10)               (0.12)
                                                    -----               ----             -----       ----                 ----
Net asset value, end of period .................   $9.74              $10.36           $10.98     $ 11.18               $12.81
                                                   =====              ======           ======      ======                =====
Total Return+  .................................   (1.06)%             2.71%           10.15%       (4.67)%               5.95%(1)
Ratios to Average Net Assets:
Expenses .......................................     1.17 %(3)          1.21%(3)         1.17%(3)    1.17 %(3)            1.28%(2)
Net investment income ..........................     4.61 %(3)          4.92%(3)         5.02%(3)    4.61 %(3)            5.77%(2)
Supplemental Data:
Net assets, end of period, in thousands ........   $1,791             $2,872          $12,541     $10,073               $1,047
Portfolio turnover rate ........................       29 %               38%              36%         58 %                 74%

------------
*     The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                             -----------------------------------------------------------------------------------
                                                  2001              2000               1999              1998           1997*
                                             --------------   ----------------   ----------------   --------------   -----------
Class B Shares#
Selected Per Share Data:
Net asset value, beginning of
 period ..................................       $10.37            $10.98               $11.18          $12.81           $10.23
                                                 ------            ------               ------          ------           ------
Income (loss) from investment operations:

 Net investment income ...................        0.41               0.44                 0.50            0.50             0.46
 Net realized and unrealized gain
  (loss) .................................       (0.60)             (0.23)                0.53           (1.11)            2.54
                                                  ----               ----                 ----            ----             ----
Total income (loss) from
 investment operations ...................       (0.19)              0.21                 1.03           (0.61)            3.00
                                                  ----               ----                 ----            ----             ----
Less dividends and distributions from:

 Net investment income ...................       (0.44)             (0.44)               (0.53)          (0.43)           (0.41)
 Net realized gain .......................          --              (0.38)               (0.70)          (0.59)           (0.01)
                                                  ----               ----                 ----            ----             ----
Total dividends and distributions ........       (0.44)             (0.82)               (1.23)          (1.02)           (0.42)
                                                  ----               ----                 ----            ----             ----
Net asset value, end of period ...........       $9.74             $10.37               $10.98          $11.18           $12.81
                                                 =====             ======               ======          ======           ======
Total Return+ ............................       (1.83)%             2.00%                9.31%          (5.29)%          29.83 %
Ratios to Average Net Assets:
Expenses .................................         1.95 %(1)         1.97%(1)             1.90%(1)        1.80 %(1)        1.85 %
Net investment income ....................         3.83 %(1)         4.16%(1)             4.29%(1)        3.98 %(1)        4.16 %
Supplemental Data:
Net assets, end of period, in
 thousands ...............................     $186,994          $223,413             $348,070        $416,909         $358,973
Portfolio turnover rate ..................           29 %              38%                  36%             58 %             74 %

------------
* Prior to July 28, 1997 the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                    FOR THE PERIOD
                                                                FOR THE YEAR ENDED SEPTEMBER 30,                    JULY 28, 1997*
                                                 --------------------------------------------------------------        THROUGH
                                                      2001            2000             1999            1998       SEPTEMBER 30, 1997
                                                 -------------- ---------------- ---------------- -------------  -------------------
Class C Shares#
Selected Per Share Data:
Net asset value, beginning of period ...........   $10.34             $10.96           $11.16      $12.80               $12.20
                                                   ------             ------           ------      ------               ------
Income (loss) from investment operations:

 Net investment income .........................    0.41                0.44             0.48        0.50                 0.10
 Net realized and unrealized gain (loss) .......   (0.59)              (0.24)            0.55       (1.12)                0.61
                                                    ----                ----             ----        ----                 ----
Total income (loss) from investment operations .   (0.18)               0.20             1.03       (0.62)                0.71
                                                    ----                ----             ----        ----                 ----
Less dividends and distributions from:

 Net investment income .........................   (0.44)              (0.44)           (0.53)      (0.43)              (0.11)
 Net realized gain .............................      --               (0.38)           (0.70)      (0.59)                 --
                                                    ----                ----             ----        ----               ----
Total dividends and distributions ..............   (0.44)              (0.82)           (1.23)      (1.02)              (0.11)
                                                    ----                ----             ----        ----               ----
Net asset value, end of period .................    $9.72             $10.34           $10.96      $11.16              $12.80
                                                    =====             ======           ======      ======              =======
Total Return+  .................................    (1.84)%             2.01%            9.38%      (5.38)%              5.79%(1)
Ratios to Average Net Assets:
Expenses .......................................     1.93 %(3)          1.96%(3)         1.90%(3)    1.92 %(3)           1.98%(2)
Net investment income ..........................     3.85 %(3)          4.17%(3)         4.29%(3)    3.86 %(3)           4.61%(2)
Supplemental Data:
Net assets, end of period, in thousands ........  $20,505            $25,594          $40,859      $5,630                $987
Portfolio turnover rate ........................       29 %               38%              36%         58 %                74%

------------
*   The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
Financial Highlights continued

                                                                                                                    FOR THE PERIOD
                                                                FOR THE YEAR ENDED SEPTEMBER 30,                     JULY 28, 1997*
                                                 ---------------------------------------------------------------        THROUGH
                                                      2001            2000             1999            1998       SEPTEMBER 30, 1997
                                                 -------------- ---------------- ---------------- --------------  ------------------
Class D Shares#
Selected Per Share Data:
Net asset value, beginning of period ...........   $10.36             $10.99          $11.18        $12.82               $12.20
                                                   ------             ------          ------        ------               ------
Income (loss) from investment operations:

 Net investment income .........................     0.50               0.54           0.60           0.64                 0.12
 Net realized and unrealized gain (loss) .......    (0.57)             (0.24)          0.55          (1.15)                0.62
                                                     ----               ----           ----           ----                 ----
Total income (loss) from investment operations .    (0.07)              0.30           1.15          (0.51)                0.74
                                                     ----               ----           ----           ----                 ----
Less dividends and distributions from:

 Net investment income .........................    (0.55)             (0.55)          (0.64)        (0.54)               (0.12)
 Net realized gain .............................       --              (0.38)          (0.70)        (0.59)                  --
                                                     ----               ----            ----          ----                 ----
Total dividends and distributions ..............    (0.55)             (0.93)          (1.34)        (1.13)               (0.12)
                                                     ----               ----            ----          ----                 ----
Net asset value, end of period .................    $9.74             $10.36          $10.99        $11.18               $12.82
                                                    =====             ======          ======        ======               ======
Total Return+  .................................    (0.80)%             2.98%          10.51 %       (4.46)%               5.98% (1)
Ratios to Average Net Assets:
Expenses .......................................     0.95 %(3)          0.97%(3)        0.93%(3)      0.92 %(3)            0.96%(2)
Net investment income ..........................     4.83 %(3)          5.16%(3)        5.26%(3)      4.86 %(3)            5.41%(2)
Supplemental Data:
Net assets, end of period, in thousands ........     $136               $712            $740          $618                  $21
Portfolio turnover rate ........................       29 %               38%             36%           58 %                 74%

------------
* The date shares were first issued.

# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INCOME BUILDER FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Builder Fund (the "Fund"), formerly Morgan Stanley Dean Witter Income Builder Fund, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to the above present fairly, in all material respects, the financial position of Morgan Stanley Income Builder Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 12, 2001



     -----------------------------------------------------------------
                      2001 Federal Tax Notice (unaudited)
      During the fiscal year ended September 30, 2001, 64.04% of the income dividends paid qualified for the dividends received deduction available to corporations.
     -----------------------------------------------------------------

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Catherine Maniscalco
Vice President

Ellen Gold
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


[GRAPHIC OMITTED]
MORGAN STANLEY
INCOME BUILDER FUND


ANNUAL REPORT
September 30, 2001